UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number       811-00833
                                   ---------------------------------------------


                                   ASA Limited
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

36 Wierda Road West, Sandton 2196, South Africa
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip Code)

                     Lawrence G. Nardolillo, LGN Associates
                     P.O. Box 269, Florham Park, NJ 07932
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      (716) 883-2428
                                                    ----------------------------


Date of fiscal year end:   November 30, 2004
                         -------------------------------------------------------


Date of reporting period:  August 31, 2004
                         -------------------------------------------------------

ITEM 1.    SCHEDULE OF INVESTMENTS.
ASA Limited
Schedule of Investments     (Unaudited)
August 31, 2004

                                                                      PERCENT OF
                                              NUMBER OF     MARKET       NET
                                              SHARES        VALUE       ASSETS
Name of Company
================================================================================
Ordinary shares of gold mining companies

Australian Gold Mines
Newcrest Mining Limited - ADRs               3,000,000   $ 31,470,000    7.3%
--------------------------------------------------------------------------------
                                                           31,470,000    7.3
--------------------------------------------------------------------------------

United States Gold Mines
Newmont Mining Corporation                     520,368     23,099,136    5.3
--------------------------------------------------------------------------------
                                                           23,099,136    5.3
--------------------------------------------------------------------------------

South African Gold Mines
AngolGold Ashanti Limited                    2,389,894     84,693,134   19.6
Gold Fields Limited                          9,704,977    118,178,475   27.3
Harmony Gold Mining Company Limited            292,459      3,615,549     .8
Harmony Gold Mining Company Limited-ADRs     2,166,400     27,036,672    6.2
--------------------------------------------------------------------------------
                                                          233,523,830   53.9
--------------------------------------------------------------------------------

Canadian Gold Mines
Barrick Gold Corporation                       730,000     14,600,000    3.4
Placer Dome Incorporated                     1,065,312     18,664,266    4.3
--------------------------------------------------------------------------------
                                                           33,264,266    7.7
--------------------------------------------------------------------------------

South American Gold Mines
Compania de Minas Buenaventura - ADRs          900,000     20,448,000    4.7
--------------------------------------------------------------------------------
                                                          341,805,232   78.9
--------------------------------------------------------------------------------

Ordinary shares of other companies

South African Mining
Anglo American PLC                           1,280,000     29,108,019    6.7
Anglo American Platinum Corporation Limited    820,500     36,562,629    8.4
Impala Platinum Holdings Limited               262,700     22,125,067    5.1
Mvelaphanda Resources Limited (1)            1,950,000      5,219,565    1.2
--------------------------------------------------------------------------------
                                                           93,015,280   21.4
--------------------------------------------------------------------------------
Total Investments  (Cost - $ 151,159,299)(2)              434,820,512  100.3

CASH AND OTHER ASSETS LESS LIABILITIES                     (1,071,863)   (.3)
--------------------------------------------------------------------------------

Net Assets                                               $433,748,649  100.0%
--------------------------------------------------------------------------------

There is no assurance that the valuations at which the Company's investments are carried could be realized upon sale.

(1) Non-income producing security.
(2) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2004 were $286,212,505 and $2,551,292, respectively, resulting in net unrealized appreciation on investments of $283,661,213.

ITEM 2.  CONTROLS AND PROCEDURES.

       (a) The Chairman of the Board and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

       (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

              The certification required by Rule 30a-2(a) under the Act is attached hereto.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    ASA Limited

                              By     /s/  Robert J.A. Irwin
                                   ------------------------------------
                                          Robert J.A. Irwin
                                    Chairman of the Board and Treasurer

Date: October 28, 2004




       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


                              By     /s/  Robert J.A. Irwin
                                   ------------------------------------
                                          Robert J.A. Irwin
                                    Chairman of the Board and Treasurer
                                    (Principal Executive Officer and
                                    Principal Financial Officer)

Date: October 28, 2004